RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2017	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Accrued interest		$ 1,811,113	$ 1,304,684	$ 942,446
Accrued Liabilities, Current		2,013,131	1,481,910	1,343,880
William Delgado [Member]
Related Party Transaction [Line Items]
Payment for salary and partial repayment of convertible note		75,218
Due to officer		11,957
Accrued Compensation		50,000	0	253,000
Principal amount	$ 20,000
Accrued interest	2,000
Accounts payable related parties	$ 22,000	22,000	22,000
Debt Instrument, Maturity Date	Dec. 31, 2021
Due to officer			50,000
Accrued Liabilities, Current				$ 64,000
Eco Growth Strategies [Member]
Related Party Transaction [Line Items]
Related party expenses		190,427
Advance from related party		52,000
Jerome Gomolski [Member]
Related Party Transaction [Line Items]
Accrued Compensation		$ 110,834	90,834
Eco Growth Stratergies [Member]
Related Party Transaction [Line Items]
General and Administrative Expense			$ 80,195